Shareholders' Equity (Details 6) (Weibo Corporation, 2010 Weibo Incentive Plan, Options, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weibo Corporation | 2010 Weibo Incentive Plan | Options
Shareholders' Equity
Percentage of ordinary shares outstanding, granted	1.70%	1.30%	1.10%
Estimated fair value of options at grant date	$ 16.9	$ 3.6	$ 1.0